Parent Investment (Details) - USD ($)	11 Months Ended		12 Months Ended
	Nov. 30, 2021	Nov. 29, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Capital contribution		$ (3,196,728)		$ 4,235,856	$ (1,504,222)
OceanPal Inc. Predecessors [Member]
Capital contribution	$ 3,200,000			$ 4,200,000	$ 1,500,000
Amount of parent investment			$ 0